As filed with the Securities and Exchange Commission on February 14, 2014

Securities Act File No. 2-10685

Investment Company Act File No. 811-214

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 141     ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☒

Amendment No.  ☒

(Check Appropriate Box or Boxes)

SENTINEL GROUP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

National Life Drive

Montpelier, Vermont 05604

(Address of Principal Executive Offices) (Zip Code)

(802) 229-7410

(Registrant’s Telephone Number, including Area Code)

Copy to:
Lisa Muller, Esq.	John A. MacKinnon, Esq.
c/o Sentinel Asset Management, Inc.	Sidley Austin LLP
National Life Drive	787 Seventh Avenue
Montpelier, Vermont 05604	New York, New York 10019

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒     immediately upon filing pursuant to paragraph (b)

☐       on pursuant to paragraph (b)

☐       60 days after filing pursuant to paragraph (a)(1)

☐       on [              ] pursuant to paragraph (a)(1)

☐       75 days after filing pursuant to paragraph (a)(2)

☐       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.01 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, on the 14th day of February, 2014.

SENTINEL GROUP FUNDS, INC. (Registrant)

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President & Chief Executive Officer

Signature	Title	Date

/s/ Thomas H. Brownell
Thomas H. Brownell	President & Chief Executive Officer	February 14th, 2014
(Principal Executive Officer)

/s/ John Birch	Chief Financial Officer
John Birch	(Principal Financial and Accounting Officer)	February 14th, 2014

Thomas H. MacLeay*	Chair (Director)

Gary Dunton*	Director

John Pelletier*	Director

Deborah G. Miller*	Director

John Raisian*	Director

Richard H. Showalter, Jr.*	Director

Angela E. Vallot*	Director

* John Birch signs this document pursuant to the power of attorney filed with this Post Effective Amendment No. 137 to the Registration Statement filed on Form N-1A.

/s/ John Birch	February 14th, 2014
John Birch

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase